Summary of Significant Accounting Policy (Detail) - Jefferson National Financial Corp [Member] $ in Millions	Mar. 01, 2017 USD ($)
Total assets acquired	$ 5,522
Total liabilities assumed	(5,321)
Total consideration	$ 201